Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 1.2%
Diversified Telecommunication Services 0.4%
Bandwidth, Inc., Class A(a)	22,092	3,353,124
Vonage Holdings Corp.(a)	109,500	1,408,170
Total		4,761,294
Media 0.8%
Cardlytics, Inc.(a)	13,949	1,655,467
Emerald Holding, Inc.	238,100	1,014,306
Entravision Communications Corp., Class A	186,000	539,400
Gray Television, Inc.(a)	59,547	1,051,600
MDC Partners, Inc., Class A(a)	88,900	204,470
New York Times Co. (The), Class A	71,660	3,074,931
Nexstar Media Group, Inc., Class A	29,300	3,083,825
TEGNA, Inc.	16,600	239,206
Total		10,863,205
Total Communication Services		15,624,499
Consumer Discretionary 11.2%
Auto Components 2.2%
Adient PLC(a)	32,100	1,004,409
American Axle & Manufacturing Holdings, Inc.(a)	161,767	1,287,665
Cooper Tire & Rubber Co.	22,000	874,060
Dana, Inc.	139,334	2,346,384
Dorman Products, Inc.(a)	49,980	4,616,653
Fox Factory Holding Corp.(a)	125,977	10,994,013
Goodyear Tire & Rubber Co. (The)	91,400	952,388
Motorcar Parts of America, Inc.(a)	37,900	762,548
Stoneridge, Inc.(a)	47,693	1,281,034
Visteon Corp.(a)	37,713	4,557,616
Total		28,676,770
Automobiles 0.2%
Harley-Davidson, Inc.	15,800	636,582
Winnebago Industries, Inc.	46,375	2,454,629
Total		3,091,211
Distributors 0.1%
Funko, Inc., Class A(a)	90,800	797,224
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.7%
Bright Horizons Family Solutions, Inc.(a)	11,635	1,979,230
Graham Holdings Co., Class B	3,574	1,597,650
Grand Canyon Education, Inc.(a)	47,586	3,972,003
H&R Block, Inc.	47,600	894,880
Total		8,443,763
Hotels, Restaurants & Leisure 2.1%
Bally’s Corp.	22,900	1,017,447
Boyd Gaming Corp.	125,043	4,812,905
Brinker International, Inc.	13,600	681,496
Caesars Entertainment, Inc.(a)	39,266	2,674,800
Carrols Restaurant Group, Inc.(a)	195,848	1,331,766
Del Taco Restaurants, Inc.(a)	78,084	691,043
Dine Brands Global, Inc.	58,794	3,702,258
Hilton Grand Vacations, Inc.(a)	33,200	920,968
Marriott Vacations Worldwide Corp.	22,030	2,805,080
Papa John’s International, Inc.	15,339	1,232,642
Planet Fitness, Inc., Class A(a)	28,908	2,108,839
Red Rock Resorts, Inc., Class A	30,773	669,159
Texas Roadhouse, Inc.	52,718	3,996,025
Wyndham Destinations, Inc.	16,100	677,166
Total		27,321,594
Household Durables 1.8%
Century Communities, Inc.(a)	13,300	591,850
Ethan Allen Interiors, Inc.	51,000	931,770
Green Brick Partners, Inc.(a)	13,000	283,010
Hamilton Beach Brands Holding Co.	9,400	176,532
Helen of Troy Ltd.(a)	19,857	4,010,915
Hooker Furniture Corp.	28,800	871,776
KB Home	101,278	3,564,986
La-Z-Boy, Inc.	74,617	2,763,814
M/I Homes, Inc.(a)	28,048	1,274,782
Meritage Homes Corp.(a)	13,007	1,172,581
Taylor Morrison Home Corp., Class A(a)	32,500	821,600
TopBuild Corp.(a)	12,979	2,261,331
Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TRI Pointe Group, Inc.(a)	227,610	3,978,623
Universal Electronics, Inc.(a)	22,722	1,196,540
Total		23,900,110
Internet & Direct Marketing Retail 0.4%
Duluth Holdings, Inc., Class B(a)	30,600	449,820
Farfetch Ltd., Class A(a)	53,297	2,912,681
RealReal, Inc. (The)(a)	84,082	1,164,535
Revolve Group, Inc.(a)	45,018	1,062,425
Total		5,589,461
Leisure Products 0.1%
Johnson Outdoors, Inc., Class A	9,183	767,699
Multiline Retail 0.3%
Big Lots, Inc.	9,500	490,865
Dillard’s, Inc., Class A	15,400	720,104
Ollie’s Bargain Outlet Holdings, Inc.(a)	24,539	2,160,904
Total		3,371,873
Specialty Retail 3.1%
American Eagle Outfitters, Inc.	126,784	2,280,844
Asbury Automotive Group, Inc.(a)	5,400	608,958
AutoNation, Inc.(a)	10,900	668,061
Bed Bath & Beyond, Inc.	9,900	207,504
Caleres, Inc.	82,240	967,965
Cato Corp. (The), Class A	79,800	643,188
Children’s Place, Inc. (The)	39,261	1,687,438
Designer Brands, Inc.	104,900	828,710
Floor & Decor Holdings, Inc.(a)	32,214	2,580,019
Foot Locker, Inc.	12,800	478,720
Genesco, Inc.(a)	138,455	4,343,333
Group 1 Automotive, Inc.	8,200	974,242
Haverty Furniture Companies, Inc.	15,100	411,022
Hibbett Sports, Inc.(a)	51,581	2,123,074
Leslie’s, Inc.(a)	39,714	821,683
Lithia Motors, Inc., Class A	14,981	4,334,003
MarineMax, Inc.(a)	33,340	1,094,886
Murphy U.S.A., Inc.	10,318	1,322,768
National Vision Holdings, Inc.(a)	109,897	4,704,691
ODP Corp. (The)	28,830	826,556
Penske Automotive Group, Inc.	12,800	704,896
Common Stocks (continued)
Issuer	Shares	Value ($)
PROG Holdings, Inc.	27,957	1,759,334
Sally Beauty Holdings, Inc.(a)	80,013	920,149
Sleep Number Corp.(a)	17,660	1,225,427
Sonic Automotive, Inc., Class A	20,000	807,600
Tilly’s, Inc.	61,800	564,234
Urban Outfitters, Inc.(a)	26,000	711,880
Zumiez, Inc.(a)	52,710	1,955,014
Total		40,556,199
Textiles, Apparel & Luxury Goods 0.2%
Culp, Inc.	14,300	204,776
G-III Apparel Group Ltd.(a)	42,500	865,725
Movado Group, Inc.	48,900	827,877
Rocky Brands, Inc.	9,600	278,400
Unifi, Inc.(a)	31,400	475,396
Vera Bradley, Inc.(a)	58,400	495,232
Total		3,147,406
Total Consumer Discretionary		145,663,310
Consumer Staples 2.5%
Food & Staples Retailing 1.3%
BJ’s Wholesale Club Holdings, Inc.(a)	135,675	5,561,319
Grocery Outlet Holding Corp.(a)	65,626	2,534,476
Ingles Markets, Inc., Class A	17,400	654,066
Natural Grocers by Vitamin Cottage, Inc.	31,679	461,246
Performance Food Group, Inc.(a)	81,187	3,521,892
SpartanNash Co.	32,990	622,851
The Chefs’ Warehouse(a)	53,200	1,225,994
United Natural Foods, Inc.(a)	104,300	1,799,175
Village Super Market, Inc., Class A	27,900	646,164
Weis Markets, Inc.	9,100	433,433
Total		17,460,616
Food Products 0.4%
Freshpet, Inc.(a)	35,758	4,894,555
Seneca Foods Corp., Class A(a)	9,312	389,987
Total		5,284,542

2	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.5%
Central Garden & Pet Co., Class A(a)	48,753	1,798,498
Spectrum Brands Holdings, Inc.	18,736	1,252,127
WD-40 Co.	13,175	3,350,534
Total		6,401,159
Personal Products 0.2%
BellRing Brands, Inc., Class A(a)	92,000	1,876,800
Nu Skin Enterprises, Inc., Class A	17,300	891,123
Usana Health Sciences, Inc.(a)	5,200	390,936
Total		3,158,859
Tobacco 0.1%
Universal Corp.	15,700	714,507
Total Consumer Staples		33,019,683
Energy 2.6%
Energy Equipment & Services 1.0%
Cactus, Inc., Class A	20,400	473,280
ChampionX Corp.(a)	69,400	824,472
Dril-Quip, Inc.(a)	8,400	238,728
Frank’s International NV(a)	434,100	968,043
Hoegh LNG Partners LP	19,500	259,740
Liberty Oilfield Services, Inc., Class A	180,031	1,674,288
Matrix Service Co.(a)	112,604	1,078,746
NexTier Oilfield Solutions, Inc.(a)	272,117	761,928
Oil States International, Inc.(a)	72,000	319,680
Patterson-UTI Energy, Inc.	386,464	1,665,660
ProPetro Holding Corp.(a)	253,960	1,465,349
RPC, Inc.(a)	180,300	558,930
Select Energy Services, Inc., Class A(a)	261,570	1,106,441
Solaris Oilfield Infrastructure, Inc., Class A	190,591	1,280,772
TechnipFMC PLC	35,200	292,512
Total		12,968,569
Oil, Gas & Consumable Fuels 1.6%
Berry Corp.	194,100	745,344
Bonanza Creek Energy, Inc.(a)	44,700	986,529
Cimarex Energy Co.	80,525	2,894,874
Earthstone Energy, Inc., Class A(a)	225,400	852,012
Kosmos Energy Ltd.	295,600	520,256
Magnolia Oil & Gas Corp., Class A(a)	162,400	1,015,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Ovintiv, Inc.	131,638	1,679,701
PDC Energy, Inc.(a)	44,277	740,311
Penn Virginia Corp.(a)	82,411	743,347
Range Resources Corp.	124,900	911,770
Renewable Energy Group, Inc.(a)	57,621	3,346,628
REX American Resources Corp.(a)	8,800	690,800
Scorpio Tankers, Inc.	69,862	806,207
Whiting Petroleum Corp.(a)	25,000	566,000
World Fuel Services Corp.	77,668	2,207,325
WPX Energy, Inc.(a)	329,486	2,345,940
Total		21,052,044
Total Energy		34,020,613
Financials 17.0%
Banks 9.6%
1st Source Corp.	32,949	1,229,657
Amalgamated Bank, Class A	34,400	437,568
Ameris Bancorp	84,015	2,857,350
Associated Banc-Corp.	137,448	2,105,703
Atlantic Union Bankshares Corp.	112,442	3,363,140
Bancorp, Inc. (The)(a)	314,469	3,710,734
BankUnited, Inc.	34,000	969,340
Banner Corp.	42,347	1,750,202
Bar Harbor Bankshares	19,300	444,865
Berkshire Hills Bancorp, Inc.	55,900	916,760
BOK Financial Corp.	10,800	723,060
Boston Private Financial Holdings, Inc.	309,733	2,217,688
Bridge Bancorp, Inc.	21,300	475,416
Brookline Bancorp, Inc.	46,700	530,979
Bryn Mawr Bank Corp.	14,300	426,426
Cadence BanCorp	189,089	2,635,901
Camden National Corp.	5,800	199,230
Cathay General Bancorp	191,297	5,404,140
Central Pacific Financial Corp.	68,802	1,127,665
CIT Group, Inc.	26,500	887,485
CNB Financial Corp.	13,800	271,584
Community Bank System, Inc.	52,200	3,249,450
Community Trust Bancorp, Inc.	35,299	1,194,871
ConnectOne Bancorp, Inc.	41,300	732,249
CrossFirst Bankshares, Inc.(a)	23,600	214,760

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Customers Bancorp, Inc.(a)	53,700	906,993
Dime Community Bancshares, Inc.	67,400	973,930
Eagle Bancorp, Inc.	24,000	882,720
Equity Bancshares, Inc., Class A(a)	32,200	652,855
FB Financial Corp.	22,668	723,563
Financial Institutions, Inc.	44,770	895,848
First BanCorp	110,400	876,576
First BanCorp	28,998	909,957
First Business Financial Services, Inc.	12,000	226,680
First Commonwealth Financial Corp.	191,344	1,850,296
First Financial Bancorp	28,100	451,005
First Financial Bankshares, Inc.	65,832	2,200,105
First Financial Corp.	17,800	674,086
First Hawaiian, Inc.	41,500	909,680
First Internet Bancorp	17,000	434,860
First Merchants Corp.	58,539	1,950,519
First Mid Bancshares, Inc.	14,700	441,735
First Midwest Bancorp, Inc.	47,000	657,530
First of Long Island Corp. (The)	25,800	433,698
Flushing Financial Corp.	68,100	967,020
FNB Corp.	88,300	779,689
Fulton Financial Corp.	51,754	637,609
Great Southern Bancorp, Inc.	24,576	1,128,038
Great Western Bancorp, Inc.	137,176	2,253,802
Hancock Whitney Corp.	175,703	4,935,497
Hanmi Financial Corp.	83,000	809,250
Heartland Financial U.S.A., Inc.	46,555	1,814,714
Heritage Commerce Corp.	117,692	990,967
Heritage Financial Corp.	84,969	1,977,229
Hilltop Holdings, Inc.	103,519	2,493,773
Home Bancshares, Inc.	24,800	459,048
HomeTrust Bancshares, Inc.	15,400	262,262
Hope Bancorp, Inc.	104,700	992,556
Horizon Bancorp, Inc.	36,100	516,230
Independent Bank Corp.	40,222	2,720,616
Independent Bank Corp.	39,317	668,782
International Bancshares Corp.	73,421	2,379,575
Investors Bancorp, Inc.	78,700	761,816
Lakeland Bancorp, Inc.	91,720	1,102,474
Common Stocks (continued)
Issuer	Shares	Value ($)
Live Oak Bancshares, Inc.	20,900	859,408
Metropolitan Bank Holding Corp.(a)	12,600	416,808
Midland States Bancorp, Inc.	50,800	861,060
MidWestOne Financial Group, Inc.	22,300	518,698
Northrim BanCorp, Inc.	8,200	260,514
OceanFirst Financial Corp.	90,700	1,430,339
Old National Bancorp	16,469	260,704
Origin Bancorp, Inc.	8,300	213,393
Orrstown Financial Services, Inc.	16,500	265,980
Pacific Premier Bancorp, Inc.	58,492	1,685,739
PacWest Bancorp	37,000	860,620
Park National Corp.	2,800	283,108
Peapack-Gladstone Financial Corp.	54,408	1,197,520
Peoples Bancorp, Inc.	10,600	264,788
Popular, Inc.	46,676	2,265,186
Preferred Bank	25,737	946,350
QCR Holdings, Inc.	12,719	443,512
RBB Bancorp	35,300	523,852
Renasant Corp.	90,726	2,800,712
Republic Bancorp, Inc.	13,300	469,490
S&T Bancorp, Inc.	8,400	188,076
Sandy Spring Bancorp, Inc.	100,776	2,968,861
Sierra Bancorp	12,300	270,600
Simmons First National Corp., Class A	11,400	222,300
South Plains Financial, Inc.	14,500	255,925
Southern National Bancorp of Virginia, Inc.	45,300	495,582
Sterling Bancorp	17,300	276,454
Synovus Financial Corp.	30,000	947,100
TCF Financial Corp.	70,262	2,360,803
Texas Capital Bancshares, Inc.(a)	16,900	944,710
Trico Bancshares	23,084	756,232
TriState Capital Holdings, Inc.(a)	13,300	198,037
Triumph Bancorp, Inc.(a)	45,543	2,069,474
Trustmark Corp.	8,400	208,488
UMB Financial Corp.	52,485	3,569,505
Umpqua Holdings Corp.	53,700	745,893
Univest Corporation of Pennsylvania	40,281	737,545
Valley National Bancorp	58,100	531,034
Washington Trust Bancorp, Inc.	13,100	515,092

4	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Webster Financial Corp.	23,700	896,808
WesBanco, Inc.	19,100	546,833
West Bancorporation, Inc.	13,000	250,640
Wintrust Financial Corp.	50,783	2,767,166
Zions Bancorp	37,375	1,442,301
Total		124,773,046
Capital Markets 2.1%
Affiliated Managers Group, Inc.	5,900	514,008
BrightSphere Investment Group, Inc.	24,700	437,190
Cowen, Inc.	148,354	3,554,562
Evercore, Inc., Class A	54,067	4,916,312
Federated Hermes, Inc., Class B	18,700	501,908
Focus Financial Partners, Inc., Class A(a)	89,352	3,539,233
Greenhill & Co., Inc.	56,834	739,979
Houlihan Lokey, Inc.	31,124	2,016,213
Lazard Ltd., Class A	22,900	854,628
Oppenheimer Holdings, Inc., Class A	38,925	1,147,898
Stifel Financial Corp.	67,724	4,693,273
StoneX Group, Inc.(a)	19,483	1,200,542
Victory Capital Holdings, Inc., Class A	36,300	745,239
Virtus Investment Partners, Inc.	3,600	643,968
Waddell & Reed Financial, Inc., Class A	52,530	864,644
Total		26,369,597
Consumer Finance 0.4%
Encore Capital Group, Inc.(a)	27,080	924,511
Navient Corp.	68,600	642,782
Nelnet, Inc., Class A	21,296	1,445,999
SLM Corp.	229,399	2,433,923
Total		5,447,215
Insurance 1.9%
Ambac Financial Group, Inc.(a)	48,400	708,576
American Equity Investment Life Holding Co.	18,700	491,436
AMERISAFE, Inc.	62,166	3,402,345
Argo Group International Holdings Ltd.	68,860	2,698,623
Axis Capital Holdings Ltd.	19,400	972,134
Brighthouse Financial, Inc.(a)	20,300	712,530
CNO Financial Group, Inc.	47,363	1,007,885
Employers Holdings, Inc.	67,376	2,055,642
Common Stocks (continued)
Issuer	Shares	Value ($)
Enstar Group Ltd.(a)	4,900	927,472
Global Indemnity Group LLC	18,600	497,550
Hanover Insurance Group, Inc. (The)	8,500	954,975
HCI Group, Inc.	9,233	481,501
Heritage Insurance Holdings, Inc.	33,220	343,495
Horace Mann Educators Corp.	23,704	946,264
James River Group Holdings Ltd.	9,200	419,336
Lemonade, Inc.(a)	23,611	1,635,534
MediaAlpha, Inc.(a)	43,574	1,644,918
National Western Life Group, Inc., Class A	4,000	744,320
Palomar Holdings, Inc.(a)	406	26,837
ProAssurance Corp.	53,300	848,003
Selectquote, Inc.(a)	71,061	1,524,258
State Auto Financial Corp.	12,400	186,248
Stewart Information Services Corp.	17,300	724,351
Third Point Reinsurance Ltd.(a)	107,600	1,026,504
Total		24,980,737
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Apollo Commercial Real Estate Finance, Inc.	20,900	225,302
Ares Commercial Real Estate Corp.	22,500	250,650
Blackstone Mortgage Trust, Inc.	89,000	2,312,220
Colony Credit Real Estate, Inc.	96,700	702,042
Granite Point Mortgage Trust, Inc.	29,400	272,244
Great Ajax Corp.	49,161	487,677
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	59,221	3,237,020
MFA Financial, Inc.	74,900	277,130
New York Mortgage Trust, Inc.	78,300	275,224
Starwood Property Trust, Inc.	113,500	2,036,190
TPG RE Finance Trust, Inc.	23,700	245,769
Total		10,321,468
Thrifts & Mortgage Finance 2.2%
Axos Financial, Inc.(a)	134,826	4,516,671
Bridgewater Bancshares, Inc.(a)	19,000	223,630
Essent Group Ltd.	43,659	1,914,884
Federal Agricultural Mortgage Corp.	5,700	385,890
Flagstar Bancorp, Inc.	30,490	1,068,370
FS Bancorp, Inc.	4,500	240,750
Hingham Institution for Savings	2,100	460,152

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
HomeStreet, Inc.	60,980	1,972,703
Luther Burbank Corp.	41,200	404,996
Merchants Bancorp	17,600	468,864
Meridian Bancorp, Inc.	20,200	275,629
MGIC Investment Corp.	215,423	2,576,459
NMI Holdings, Inc., Class A(a)	64,055	1,403,445
Northfield Bancorp, Inc.	42,300	470,799
Premier Financial Corp.	25,400	526,034
Provident Financial Services, Inc.	46,100	722,387
Radian Group, Inc.	134,941	2,547,686
Southern Missouri Bancorp, Inc.	7,900	238,659
Territorial Bancorp, Inc.	9,600	214,176
TrustCo Bank Corp.	188,903	1,146,641
Walker & Dunlop, Inc.	5,668	453,497
Washington Federal, Inc.	19,144	447,395
Waterstone Financial, Inc.	13,900	244,154
WSFS Financial Corp.	137,341	5,236,812
Total		28,160,683
Total Financials		220,052,746
Health Care 14.6%
Biotechnology 6.0%
ACADIA Pharmaceuticals, Inc.(a)	26,543	1,503,926
ADC Therapeutics SA(a)	62,484	2,331,278
Alector, Inc.(a)	51,693	677,695
Alkermes PLC(a)	53,970	985,492
Allogene Therapeutics, Inc.(a)	28,686	890,700
Amicus Therapeutics, Inc.(a)	188,216	4,308,264
Arena Pharmaceuticals, Inc.(a)	19,592	1,290,525
Arrowhead Pharmaceuticals, Inc.(a)	49,015	3,064,908
Atara Biotherapeutics, Inc.(a)	123,970	2,874,864
Avrobio, Inc.(a)	95,767	1,318,712
Biohaven Pharmaceutical Holding Co., Ltd.(a)	38,766	3,448,236
Blueprint Medicines Corp.(a)	33,717	3,644,133
BridgeBio Pharma, Inc.(a)	41,723	2,096,164
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Coherus Biosciences, Inc.(a)	162,477	2,999,325
FibroGen, Inc.(a)	47,165	1,948,386
G1 Therapeutics, Inc.(a)	56,828	1,037,679
Generation Bio Co.(a)	24,806	1,196,145
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Blood Therapeutics, Inc.(a)	21,656	994,227
Halozyme Therapeutics, Inc.(a)	125,061	4,889,885
Heron Therapeutics, Inc.(a)	95,624	1,657,164
Homology Medicines, Inc.(a)	63,941	629,179
Intercept Pharmaceuticals, Inc.(a)	21,951	779,480
Iovance Biotherapeutics, Inc.(a)	20,892	810,819
Kronos Bio, Inc.(a)	43,357	1,390,459
Ligand Pharmaceuticals, Inc.(a)	36,748	3,100,429
Mirati Therapeutics, Inc.(a)	9,442	2,245,780
Natera, Inc.(a)	67,702	5,976,056
Novavax, Inc.(a)	12,004	1,674,558
Olema Pharmaceuticals, Inc.(a)	22,036	1,123,836
Orchard Therapeutics PLC, ADR(a)	77,895	394,928
REGENXBIO, Inc.(a)	45,013	1,568,253
Relay Therapeutics, Inc.(a)	43,716	2,330,500
Revolution Medicines, Inc.(a)	37,081	1,617,844
Rubius Therapeutics, Inc.(a)	79,134	496,170
Sage Therapeutics, Inc.(a)	29,189	2,162,613
Twist Bioscience Corp.(a)	48,572	5,427,435
Vericel Corp.(a)	46,355	1,183,907
Viela Bio, Inc.(a)	37,087	1,421,916
Total		77,491,870
Health Care Equipment & Supplies 3.7%
Angiodynamics, Inc.(a)	65,544	932,036
Cantel Medical Corp.	43,888	2,608,264
CONMED Corp.	16,733	1,704,925
Integer Holdings Corp.(a)	19,079	1,375,405
iRhythm Technologies, Inc.(a)	20,766	5,077,495
LeMaitre Vascular, Inc.	104,311	4,108,810
Merit Medical Systems, Inc.(a)	143,632	7,909,814
Mesa Laboratories, Inc.	27,959	7,598,138
Neogen Corp.(a)	92,759	6,884,573
Nevro Corp.(a)	24,476	3,946,755
Orthofix Medical, Inc.(a)	30,849	1,134,009
Outset Medical, Inc.(a)	15,510	992,640
Shockwave Medical, Inc.(a)	43,826	4,287,498
Total		48,560,362

6	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.4%
Acadia Healthcare Co., Inc.(a)	49,993	2,122,203
Amedisys, Inc.(a)	13,829	3,385,201
Hanger, Inc.(a)	74,713	1,695,238
LHC Group, Inc.(a)	7,600	1,492,032
Magellan Health, Inc.(a)	10,900	861,645
Mednax, Inc.(a)	48,300	976,143
National Research Corp., Class A	43,218	2,217,516
Oak Street Health, Inc.(a)	18,945	893,636
R1 RCM, Inc.(a)	166,152	3,369,562
Surgery Partners, Inc.(a)	36,135	882,778
Total		17,895,954
Health Care Technology 1.7%
Accolade, Inc.(a)	57,850	3,002,994
Computer Programs & Systems, Inc.	28,130	799,736
Evolent Health, Inc., Class A(a)	107,964	1,568,717
HealthStream, Inc.(a)	37,162	694,186
HMS Holdings Corp.(a)	41,285	1,297,175
NextGen Healthcare, Inc.(a)	32,900	583,646
Omnicell, Inc.(a)	79,621	8,348,262
Simulations Plus, Inc.	300	16,791
Vocera Communications, Inc.(a)	158,221	5,352,616
Total		21,664,123
Life Sciences Tools & Services 1.4%
Adaptive Biotechnologies Corp.(a)	13,675	659,409
Berkeley Lights, Inc.(a)	19,368	1,604,832
Bio-Techne Corp.	9,050	2,744,956
Luminex Corp.	29,825	707,747
Personalis, Inc.(a)	84,238	2,319,072
Repligen Corp.(a)	50,675	9,611,527
Syneos Health, Inc.(a)	20,592	1,355,777
Total		19,003,320
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.4%
Arvinas, Inc.(a)	38,425	929,885
Atea Pharmaceuticals, Inc.(a)	24,996	832,867
Revance Therapeutics, Inc.(a)	86,801	2,095,376
Taro Pharmaceutical Industries Ltd.(a)	14,600	1,030,760
TherapeuticsMD, Inc.(a)	323,180	433,061
Total		5,321,949
Total Health Care		189,937,578
Industrials 20.9%
Aerospace & Defense 1.5%
AAR Corp.	36,000	1,021,320
Axon Enterprise, Inc.(a)	58,246	7,320,940
Mercury Systems, Inc.(a)	96,479	6,871,234
Moog, Inc., Class A	34,744	2,687,796
National Presto Industries, Inc.	7,000	595,350
Vectrus, Inc.(a)	21,000	1,001,070
Total		19,497,710
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.(a)	69,071	2,123,242
Echo Global Logistics, Inc.(a)	38,966	1,106,245
HUB Group, Inc., Class A(a)	22,311	1,218,627
Total		4,448,114
Airlines 0.2%
Skywest, Inc.	60,358	2,591,169
Spirit Airlines, Inc.(a)	23,300	527,279
Total		3,118,448
Building Products 3.2%
AAON, Inc.	98,212	6,396,548
Advanced Drainage Systems, Inc.	75,231	5,247,362
Armstrong Flooring, Inc.(a)	132,800	472,768
AZEK Co., Inc. (The)(a)	28,532	1,019,163
Caesarstone Ltd.	75,500	901,470
Insteel Industries, Inc.	32,800	758,664
Masonite International Corp.(a)	41,783	4,180,389
Quanex Building Products Corp.	63,599	1,310,139
Resideo Technologies, Inc.(a)	46,000	850,540

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Simpson Manufacturing Co., Inc.	106,051	9,746,087
Trex Company, Inc.(a)	135,481	10,136,689
Total		41,019,819
Commercial Services & Supplies 1.8%
ACCO Brands Corp.	128,500	984,310
Casella Waste Systems, Inc., Class A(a)	131,806	7,932,085
Clean Harbors, Inc.(a)	19,807	1,433,433
Deluxe Corp.	18,600	478,764
Ennis, Inc.	54,100	885,617
Herman Miller, Inc.	17,900	637,956
Interface, Inc.	203,665	1,699,585
KAR Auction Services, Inc.	88,183	1,591,703
Kimball International, Inc., Class B	39,456	431,254
Knoll, Inc.	65,000	887,900
MSA Safety, Inc.	22,835	3,412,462
Steelcase, Inc., Class A	229,785	2,791,888
Total		23,166,957
Construction & Engineering 2.1%
API Group Corp.(a)	99,083	1,535,786
Arcosa, Inc.	8,700	451,443
Comfort Systems U.S.A., Inc.	13,400	675,226
Construction Partners, Inc., Class A(a)	236,049	6,208,089
EMCOR Group, Inc.	58,480	5,039,806
Fluor Corp.	65,400	1,129,458
MasTec, Inc.(a)	58,803	3,334,718
MYR Group, Inc.(a)	30,784	1,573,986
Northwest Pipe Co.(a)	23,278	669,941
Primoris Services Corp.	110,563	2,681,153
Sterling Construction Co., Inc.(a)	28,200	450,918
Tutor Perini Corp.(a)	48,800	659,776
Valmont Industries, Inc.	14,619	2,382,605
Total		26,792,905
Electrical Equipment 1.0%
Acuity Brands, Inc.	4,500	534,240
AZZ, Inc.	22,500	1,003,275
Bloom Energy Corp., Class A(a)	142,700	3,499,004
Encore Wire Corp.	16,900	873,223
EnerSys	11,100	908,091
Common Stocks (continued)
Issuer	Shares	Value ($)
GrafTech International Ltd.	110,000	869,000
Preformed Line Products Co.	8,200	497,330
Regal Beloit Corp.	10,958	1,304,440
Thermon(a)	58,900	832,846
Vertiv Holdings Co.(a)	107,510	2,011,512
Total		12,332,961
Industrial Conglomerates 0.2%
Carlisle Companies, Inc.	20,045	2,903,117
Machinery 4.9%
Altra Industrial Motion Corp.	51,851	2,943,063
Blue Bird Corp.(a)	45,600	748,296
Columbus McKinnon Corp.	35,783	1,352,239
Crane Co.	35,605	2,475,615
Douglas Dynamics, Inc.	130,010	5,085,991
EnPro Industries, Inc.	13,700	970,097
ESCO Technologies, Inc.	53,412	5,282,447
Evoqua Water Technologies Corp.(a)	105,000	2,739,450
Flowserve Corp.	22,300	759,984
Graco, Inc.	44,802	3,034,887
Graham Corp.	15,700	247,903
Greenbrier Companies, Inc. (The)	29,632	988,820
Helios Technologies, Inc.	76,830	3,782,341
Hillenbrand, Inc.	28,300	1,060,401
Hyster-Yale Materials Handling, Inc.	15,000	825,600
ITT, Inc.	52,045	3,780,028
John Bean Technologies Corp.	79,603	8,800,908
Kennametal, Inc.	13,900	486,361
Lydall, Inc.(a)	45,660	1,251,084
Meritor, Inc.(a)	32,900	868,560
Miller Industries, Inc.	29,920	999,029
Mueller Industries, Inc.	40,026	1,311,252
Mueller Water Products, Inc., Class A	39,400	467,678
Navistar International Corp.(a)	19,700	871,922
Omega Flex, Inc.	23,801	3,373,078
Proto Labs, Inc.(a)	15,125	2,089,670
RBC Bearings, Inc.(a)	37,827	6,386,711
Wabash National Corp.	52,500	928,200
Total		63,911,615

8	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marine 0.1%
Matson, Inc.	15,200	883,576
Professional Services 2.2%
BG Staffing, Inc.	20,800	265,200
CBIZ, Inc.(a)	65,011	1,574,567
Exponent, Inc.	96,141	7,980,664
FTI Consulting, Inc.(a)	15,148	1,590,843
GP Strategies Corp.(a)	35,900	412,850
Heidrick & Struggles International, Inc.	57,855	1,510,016
Huron Consulting Group, Inc.(a)	30,600	1,348,542
ICF International, Inc.	37,552	2,719,891
Kelly Services, Inc., Class A	44,800	916,608
Kforce, Inc.	74,123	3,042,749
Korn/Ferry International	74,571	2,985,823
ManpowerGroup, Inc.	8,100	701,865
Resources Connection, Inc.	52,600	636,986
TrueBlue, Inc.(a)	144,142	2,753,112
Total		28,439,716
Road & Rail 0.8%
ArcBest Corp.	42,579	1,784,486
Covenant Logistics Group, Inc., Class A(a)	32,800	606,472
Saia, Inc.(a)	26,394	4,606,809
Universal Logistics Holdings, Inc.	28,000	602,280
Werner Enterprises, Inc.	65,065	2,601,949
Total		10,201,996
Trading Companies & Distributors 2.6%
Applied Industrial Technologies, Inc.	59,264	4,648,076
Beacon Roofing Supply, Inc.(a)	32,513	1,183,148
DXP Enterprises, Inc.(a)	73,141	1,540,350
EVI Industries, Inc.(a)	56,580	1,914,667
Foundation Building Materials, Inc.(a)	69,668	1,340,412
H&E Equipment Services, Inc.	40,548	1,089,930
Herc Holdings Inc(a)	56,323	3,226,181
Rush Enterprises, Inc., Class A	79,330	3,040,719
SiteOne Landscape Supply, Inc.(a)	87,777	12,122,004
Common Stocks (continued)
Issuer	Shares	Value ($)
Triton International Ltd.	65,220	2,951,857
WESCO International, Inc.(a)	14,910	972,430
Total		34,029,774
Total Industrials		270,746,708
Information Technology 18.2%
Communications Equipment 0.6%
Casa Systems, Inc.(a)	44,300	235,233
Ciena Corp.(a)	36,456	1,633,229
Comtech Telecommunications Corp.	54,600	1,040,676
Harmonic, Inc.(a)	210,452	1,374,251
Netscout Systems, Inc.(a)	38,005	890,077
Viavi Solutions, Inc.(a)	136,473	1,848,527
Total		7,021,993
Electronic Equipment, Instruments & Components 2.7%
Avnet, Inc.	30,300	919,605
Belden, Inc.	25,500	981,240
ePlus, Inc.(a)	5,100	429,981
Fabrinet(a)	20,774	1,419,072
Insight Enterprises, Inc.(a)	13,800	986,424
Itron, Inc.(a)	49,903	3,922,875
Kimball Electronics, Inc.(a)	32,500	500,825
Knowles Corp.(a)	46,130	783,287
Littelfuse, Inc.	15,574	3,746,014
Methode Electronics, Inc.	24,400	854,488
MTS Systems Corp.	36,685	1,285,076
Novanta, Inc.(a)	58,744	7,048,105
PC Connection, Inc.	18,700	853,655
Plexus Corp.(a)	17,395	1,299,580
Rogers Corp.(a)	23,775	3,492,785
Sanmina Corp.(a)	67,552	2,149,167
Scansource, Inc.(a)	38,400	963,840
Vishay Intertechnology, Inc.	168,871	3,269,343
Vishay Precision Group, Inc.(a)	18,358	536,972
Total		35,442,334

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.3%
Cass Information Systems, Inc.	20,900	886,787
Computer Services, Inc.	22,345	1,255,342
I3 Verticals, Inc.(a)	54,520	1,521,108
KBR, Inc.	141,911	3,940,868
LiveRamp Holdings, Inc.(a)	28,135	1,646,179
Mantech International Corp., Class A	44,734	3,443,176
Science Applications International Corp.	25,544	2,363,842
Sykes Enterprises, Inc.(a)	50,774	1,910,626
Total		16,967,928
Semiconductors & Semiconductor Equipment 3.7%
Amkor Technology, Inc.(a)	118,347	1,744,435
Cohu, Inc.	108,211	3,072,110
Cree, Inc.(a)	31,881	2,881,724
Diodes, Inc.(a)	63,767	4,333,605
Enphase Energy, Inc.(a)	31,547	4,308,374
Entegris, Inc.	50,162	4,646,004
Inphi Corp.(a)	25,222	3,912,689
Kulicke & Soffa Industries, Inc.	43,718	1,331,213
MACOM Technology Solutions Holdings, Inc.(a)	31,596	1,411,709
MagnaChip Semiconductor Corp.(a)	90,954	1,276,994
MKS Instruments, Inc.	27,509	3,795,692
NVE Corp.	3,800	194,522
Photronics, Inc.(a)	177,105	2,052,647
Semtech Corp.(a)	41,435	2,795,619
SolarEdge Technologies, Inc.(a)	10,424	2,897,664
SunPower Corp.(a)	106,811	2,366,932
Synaptics, Inc.(a)	24,926	1,938,495
Ultra Clean Holdings, Inc.(a)	86,898	2,749,453
Total		47,709,881
Software 9.7%
ACI Worldwide, Inc.(a)	158,789	5,173,346
Altair Engineering, Inc., Class A(a)	117,143	6,314,008
Anaplan, Inc.(a)	58,263	4,077,827
Avalara, Inc.(a)	12,420	2,133,135
Bill.com Holdings, Inc.(a)	16,462	2,020,052
Blackline, Inc.(a)	111,046	13,647,553
Bottomline Technologies de, Inc.(a)	100,834	4,602,064
Common Stocks (continued)
Issuer	Shares	Value ($)
Cerence, Inc.(a)	30,300	2,749,725
CyberArk Software Ltd.(a)	19,148	2,199,531
Descartes Systems Group, Inc. (The)(a)	148,835	8,824,427
Duck Creek Technologies, Inc.(a)	59,914	2,382,181
Ebix, Inc.	30,900	1,050,909
Elastic NV(a)	29,051	3,596,514
Envestnet, Inc.(a)	43,559	3,496,045
Everbridge, Inc.(a)	22,225	2,821,241
Five9, Inc.(a)	24,600	3,817,920
Globant SA(a)	13,087	2,469,255
Jamf Holding Corp.(a)	13,414	425,224
JFrog Ltd.(a)	23,698	1,667,391
Medallia, Inc.(a)	117,712	4,118,743
Model N, Inc.(a)	167,950	5,787,557
nCino, Inc.(a)	10,313	840,406
Paylocity Holding Corp.(a)	38,850	7,637,910
Ping Identity Holding Corp.(a)	54,396	1,223,366
PROS Holdings, Inc.(a)	131,775	5,651,830
Q2 Holdings, Inc.(a)	36,345	4,120,433
RealPage, Inc.(a)	67,025	4,624,055
Smartsheet, Inc., Class A(a)	52,078	3,022,086
SPS Commerce, Inc.(a)	90,925	9,371,640
Verint Systems, Inc.(a)	21,228	1,209,147
Vertex, Inc.(a)	169,446	4,276,817
Xperi Holding Corp.	12,100	230,868
Total		125,583,206
Technology Hardware, Storage & Peripherals 0.2%
Corsair Gaming, Inc.(a)	51,825	1,968,313
Super Micro Computer, Inc.(a)	30,400	857,584
Total		2,825,897
Total Information Technology		235,551,239
Materials 3.8%
Chemicals 1.8%
American Vanguard Corp.	44,000	667,040
Balchem Corp.	48,161	4,993,814
Cabot Corp.	20,500	848,905
FutureFuel Corp.	73,035	875,690
Hawkins, Inc.	11,337	568,891
Huntsman Corp.	20,500	507,785

10	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Koppers Holdings, Inc.(a)	55,655	1,506,581
Kraton Performance Polymers, Inc.(a)	53,005	1,431,135
Livent Corp.(a)	146,484	2,222,162
Minerals Technologies, Inc.	8,100	491,427
Orion Engineered Carbons SA	267,869	4,168,041
Stepan Co.	11,433	1,328,057
Tredegar Corp.	26,600	420,546
Trinseo SA	24,000	911,760
Tronox Holdings PLC, Class A	147,181	1,861,840
Total		22,803,674
Construction Materials 0.3%
Summit Materials, Inc., Class A(a)	111,500	2,118,500
U.S. Concrete, Inc.(a)	51,081	1,812,354
Total		3,930,854
Metals & Mining 1.3%
Arconic Corp.(a)	84,996	2,338,240
Carpenter Technology Corp.	81,505	1,991,982
Cleveland-Cliffs, Inc.	351,094	3,865,545
Commercial Metals Co.	81,345	1,619,579
Hecla Mining Co.	157,982	755,154
Kaiser Aluminum Corp.	8,747	682,091
Materion Corp.	32,081	1,870,322
Schnitzer Steel Industries, Inc., Class A	80,667	2,066,689
Warrior Met Coal, Inc.	26,600	463,372
Worthington Industries, Inc.	13,600	703,392
Total		16,356,366
Paper & Forest Products 0.4%
Boise Cascade Co.	99,979	4,324,092
Domtar Corp.	30,300	912,030
Mercer International, Inc.	64,000	524,160
Total		5,760,282
Total Materials		48,851,176
Real Estate 3.9%
Equity Real Estate Investment Trusts (REITS) 3.2%
Alexander & Baldwin, Inc.	94,367	1,476,844
Alexander’s, Inc.	2,400	656,064
American Assets Trust, Inc.	60,615	1,739,044
CubeSmart	42,074	1,368,667
Common Stocks (continued)
Issuer	Shares	Value ($)
EastGroup Properties, Inc.	9,702	1,322,674
First Industrial Realty Trust, Inc.	116,435	4,876,298
Getty Realty Corp.	48,925	1,388,981
Gladstone Commercial Corp.	32,552	588,866
Healthcare Realty Trust, Inc.	55,038	1,623,621
Hudson Pacific Properties, Inc.	70,000	1,820,000
Investors Real Estate Trust	25,631	1,778,791
Lexington Realty Trust	190,552	1,945,536
Mack-Cali Realty Corp.	97,100	1,326,386
National Storage Affiliates Trust	29,469	1,001,357
Pebblebrook Hotel Trust	44,700	826,950
Physicians Realty Trust	110,104	1,910,304
Piedmont Office Realty Trust, Inc.	135,466	2,117,334
PS Business Parks, Inc.	17,257	2,274,473
Sabra Health Care REIT, Inc.	257,142	4,237,700
Seritage Growth Properties, Class A(a)	30,000	493,800
SITE Centers Corp.	54,538	550,288
STAG Industrial, Inc.	59,758	1,779,593
Sunstone Hotel Investors, Inc.	213,500	2,241,750
Terreno Realty Corp.	31,329	1,815,202
Total		41,160,523
Real Estate Management & Development 0.7%
FirstService Corp.	60,300	8,324,415
RMR Group, Inc. (The), Class A	21,300	788,952
Total		9,113,367
Total Real Estate		50,273,890
Utilities 1.9%
Electric Utilities 0.5%
Allete, Inc.	15,200	854,848
Otter Tail Corp.	21,600	860,112
PNM Resources, Inc.	18,300	898,713
Portland General Electric Co.	108,982	4,509,675
Total		7,123,348
Gas Utilities 0.9%
New Jersey Resources Corp.	54,605	1,803,603
ONE Gas, Inc.	29,179	2,310,393
South Jersey Industries, Inc.	89,393	2,057,827
Southwest Gas Holdings, Inc.	43,433	2,790,570

Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spire, Inc.	28,711	1,836,356
Star Group LP	42,400	405,768
Total		11,204,517
Independent Power and Renewable Electricity Producers 0.3%
Clearway Energy, Inc., Class C	83,084	2,431,869
Sunnova Energy International, Inc.(a)	35,151	1,423,967
Total		3,855,836
Multi-Utilities 0.2%
Avista Corp.	25,200	945,504
NorthWestern Corp.	15,685	909,730
Unitil Corp.	18,928	773,776
Total		2,629,010
Total Utilities		24,812,711
Total Common Stocks (Cost $992,131,080)		1,268,554,153

Limited Partnerships 0.1%

Materials 0.0%
Chemicals 0.0%
Westlake Chemical Partners LP	9,800	208,054
Total Materials		208,054
Limited Partnerships (continued)
Issuer	Shares	Value ($)
Utilities 0.1%
Gas Utilities 0.1%
Suburban Propane Partners LP	54,800	839,536
Total Utilities		839,536
Total Limited Partnerships (Cost $1,160,763)		1,047,590

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(e),(f)	25,097,862	25,095,352
Total Money Market Funds (Cost $25,095,377)		25,095,352
Total Investments in Securities (Cost: $1,018,387,220)		1,294,697,095
Other Assets & Liabilities, Net		2,879,845
Net Assets		1,297,576,940

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2020, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2020.
12	Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, November 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	20,297,996	62,271,313	(57,473,912)	(45)	25,095,352	(867)	5,893	25,097,862
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Small Cap Equity Strategies Fund | Quarterly Report 2020	13

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT102_08_L01_(01/21)